Condensed Statements of Change in Stockholders’ Equity (Deficit) and Redeemable Common Stock (Parentheticals)	3 Months Ended
Sep. 30, 2021 shares
Statement of Stockholders' Equity [Abstract]
Sale of units, net of underwriting discounts and offering costs	5,733,920
Sale of private units	294,598